Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AMG Funds I
Entity Central Index Key	0000882443
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000130199 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Boston Common Global Impact Fund
Class Name	Class I
Trading Symbol	BRWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Boston Common Global Impact Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Boston Common Global Impact Fund (Class I/BRWIX)	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
Net Assets	$ 548,619,300
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 2,023,100
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of March 31, 2026)
Fund net assets	$548,619,300
Total number of portfolio holdings	64
Net advisory fees paid	$2,023,100
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings (as of March 31, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
NVIDIA Corp. (United States)	4.9%
Alphabet, Inc., Class A (United States)	4.6%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	4.4%
Samsung Electronics Co., Ltd. (South Korea)	3.4%
Microsoft Corp. (United States)	3.2%
Apple, Inc. (United States)	3.0%
Netflix, Inc. (United States)	2.3%
Broadcom, Inc. (United States)	2.0%
Roche Holding AG (Switzerland)	2.0%
Merck & Co., Inc. (United States)	1.9%
Top Ten as a Group	31.7%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp. (United States)	4.9%
Alphabet, Inc., Class A (United States)	4.6%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	4.4%
Samsung Electronics Co., Ltd. (South Korea)	3.4%
Microsoft Corp. (United States)	3.2%
Apple, Inc. (United States)	3.0%
Netflix, Inc. (United States)	2.3%
Broadcom, Inc. (United States)	2.0%
Roche Holding AG (Switzerland)	2.0%
Merck & Co., Inc. (United States)	1.9%
Top Ten as a Group	31.7%

C000130200 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas Global Real Return Fund
Class Name	Class I
Trading Symbol	BLUEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Veritas Global Real Return Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Global Real Return Fund (Class I/BLUEX)	$55	1.16%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.16%
Net Assets	$ 86,688,301
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 375,369
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of March 31, 2026)
Fund net assets	$86,688,301
Total number of portfolio holdings	34
Net advisory fees paid	$375,369
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Graphical Representation of Holdings (as of March 31, 2026)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Vinci, S.A. (France)	5.5%
Amazon.com, Inc. (United States)	5.0%
London Stock Exchange Group PLC (United Kingdom)	4.9%
Canadian Pacific Kansas City, Ltd. (Canada)	4.9%
Safran, S.A. (France)	4.8%
Microsoft Corp. (United States)	4.3%
Aon PLC, Class A (United Kingdom)	4.3%
Mastercard, Inc., Class A (United States)	4.2%
Airbus SE (France)	4.2%
UnitedHealth Group, Inc. (United States)	4.1%
Top Ten as a Group	46.2%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Vinci, S.A. (France)	5.5%
Amazon.com, Inc. (United States)	5.0%
London Stock Exchange Group PLC (United Kingdom)	4.9%
Canadian Pacific Kansas City, Ltd. (Canada)	4.9%
Safran, S.A. (France)	4.8%
Microsoft Corp. (United States)	4.3%
Aon PLC, Class A (United Kingdom)	4.3%
Mastercard, Inc., Class A (United States)	4.2%
Airbus SE (France)	4.2%
UnitedHealth Group, Inc. (United States)	4.1%
Top Ten as a Group	46.2%

C000248365 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Systematica Managed Futures Strategy Fund
Class Name	Class Z
Trading Symbol	SMFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Systematica Managed Futures Strategy Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Managed Futures Strategy Fund (Class Z/SMFZX)	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Net Assets	$ 6,245,580
Holdings Count | Holding	600
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund net assets	$6,245,580
Total number of portfolio holdings	600
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings (as of March 31, 2026)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION
Interest Rate Futures Contracts	114.6%
Forward Foreign Currency Exchange Contracts	19.9%
Commodity Futures Contracts	(15.0)%
Equity Futures Contracts	(19.5)%

C000248367 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Systematica Managed Futures Strategy Fund
Class Name	Class I
Trading Symbol	SMFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Systematica Managed Futures Strategy Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Managed Futures Strategy Fund (Class I/SMFIX)	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Net Assets	$ 6,245,580
Holdings Count | Holding	600
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund net assets	$6,245,580
Total number of portfolio holdings	600
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings (as of March 31, 2026)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION
Interest Rate Futures Contracts	114.6%
Forward Foreign Currency Exchange Contracts	19.9%
Commodity Futures Contracts	(15.0)%
Equity Futures Contracts	(19.5)%

C000248366 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Systematica Managed Futures Strategy Fund
Class Name	Class N
Trading Symbol	SMFNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Systematica Managed Futures Strategy Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Managed Futures Strategy Fund (Class N/SMFNX)	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Net Assets	$ 6,245,580
Holdings Count | Holding	600
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund net assets	$6,245,580
Total number of portfolio holdings	600
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings (as of March 31, 2026)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION
Interest Rate Futures Contracts	114.6%
Forward Foreign Currency Exchange Contracts	19.9%
Commodity Futures Contracts	(15.0)%
Equity Futures Contracts	(19.5)%

C000257775 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Systematica Trend-Enhanced Markets Fund
Class Name	Class N
Trading Symbol	STMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Systematica Trend-Enhanced Markets Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Trend-Enhanced Markets Fund (Class N/STMBX)	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 7,039,087
Holdings Count | Holding	589
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund net assets	$7,039,087
Total number of portfolio holdings	589
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings (as of March 31, 2026)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION
Interest Rate Futures Contracts	385.0%
Forward Foreign Currency Exchange Contracts	54.6%
Forward Commodity Exchange Contracts	0.0%
Commodity Futures Contracts	(54.9)%
Equity Futures Contracts	(284.7)%

C000257776 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Systematica Trend-Enhanced Markets Fund
Class Name	Class I
Trading Symbol	STMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Systematica Trend-Enhanced Markets Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Trend-Enhanced Markets Fund (Class I/STMIX)	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 7,039,087
Holdings Count | Holding	589
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund net assets	$7,039,087
Total number of portfolio holdings	589
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings (as of March 31, 2026)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION
Interest Rate Futures Contracts	385.0%
Forward Foreign Currency Exchange Contracts	54.6%
Forward Commodity Exchange Contracts	0.0%
Commodity Futures Contracts	(54.9)%
Equity Futures Contracts	(284.7)%

C000257774 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Systematica Trend-Enhanced Markets Fund
Class Name	Class Z
Trading Symbol	STMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about AMG Systematica Trend-Enhanced Markets Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Trend-Enhanced Markets Fund (Class Z/STMZX)	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
Net Assets	$ 7,039,087
Holdings Count | Holding	589
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund net assets	$7,039,087
Total number of portfolio holdings	589
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings (as of March 31, 2026)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION
Interest Rate Futures Contracts	385.0%
Forward Foreign Currency Exchange Contracts	54.6%
Forward Commodity Exchange Contracts	0.0%
Commodity Futures Contracts	(54.9)%
Equity Futures Contracts	(284.7)%